OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
OTHER RECEIVABLES, PREPAID EXPENSES AND ACCRUED INCOME [Abstract]
Prepaid expenses	$ 1,318	$ 3,219
Other receivables	3,991	1,243
Accrued interest income	0	373
Other receivables, prepaid expenses and accrued income	$ 5,309	$ 4,835